FINANCIAL INSTRUMENTS (Details Textual) CAD in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk | CAD		CAD 137,200		CAD 186,300
Percentage of trade and other current receivables		2.10%		0.70%	0.70%		2.10%
Offsetting of borrowings	$ 600.0
Revolving Credit Facilities [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount | CAD		CAD 2,000,000		CAD 1,400,000
Borrowings, interest rate		4.00%		3.70%	3.70%		4.00%
Revolving Credit Facilities [Member] | Nonadjusting events [Member]
Disclosure of detailed information about financial instruments [line items]
Repayments of non-current borrowings | CAD		CAD 1,200,000
Proceeds from non-current borrowings			$ 900.0
Unsecured notes [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 300.0	$ 300.0
Borrowings, interest rate				5.625%	5.625%	5.625%
Interest rate swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets | CAD				CAD 200,000
Cross currency interest rate swap [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount							$ 900.0
Financial assets					$ 0.6
Currency risk increase [Member] | US dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in comprehensive income, before tax, change in fair value of financial instruments attributable to change in relevant market risk variable					$ 2.2
Currency risk increase [Member] | US dollar [Member] | Nonadjusting events [Member]
Disclosure of detailed information about financial instruments [line items]
Other comprehensive income, before tax, change in fair value of financial liability attributable to change in credit risk of liability | CAD		CAD 300